Average Annual Total Returns - FidelityAdvisorStrategicIncomeFund-RetailPRO - FidelityAdvisorStrategicIncomeFund-RetailPRO - Fidelity Advisor Strategic Income Fund	Mar. 01, 2025
Fidelity Strategic Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.05%
Past 5 years	2.90%
Since Inception	3.32%	[1]
Fidelity Strategic Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.28%
Past 5 years	1.19%
Since Inception	1.62%	[1]
Fidelity Strategic Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.59%
Past 5 years	1.52%
Since Inception	1.85%	[1]
F0097
Average Annual Return:
Past 1 year	5.23%
Past 5 years	1.90%
Since Inception	2.70%
LB091
Average Annual Return:
Past 1 year	2.04%
Past 5 years	0.06%
Since Inception	1.57%

[1]	A From April 13, 2018 .